Goodwill (Tables)	12 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for each reporting unit for the years ended June 30, 2026 and 2025 were as follows:

	IT services	Academic education services	Total
Balance as of June 30, 2024	126,370	1,347,529	1,473,899
Impairment	(129,270)	-	(129,270)
Foreign currency translation adjustment	2,900	88,253	91,153
Balance as of June 30, 2025	-	1,435,782	1,435,782
Impairment	-	(1,435,782)	(1,435,782)
Balance as of June 30, 2026	-	-	-